Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary of information related to right-of-use assets and lease liabilities

	Balance Sheet	As of December 31,
Lease Assets and Liabilities	Classification	2021	2020
Right-of-use Assets
Operating lease assets	Other assets	$1,268	$2,699
Total right-of-use assets		1,268	2,699
Lease Liabilities
Operating lease liabilities, current	Other accrued liabilities	1,190	1,579
Operating lease liabilities, noncurrent	Noncurrent liabilities	211	1,401
Total lease liabilities		$1,401	$2,980

Summary of supplemental information related to the Company's leases

	As of December 31,
	2021	2020
Right-of-use assets obtained in exchange for new operating leases	$—	$846
Weighted-average remaining lease term – operating leases	1.05 years	1.93 years
Weighted average discount rate-operating leases	3.35%	3.38%

Summary of remaining lease payments under the leases

Year ended December 31,	Operating Leases
2022	$1,210
2023	214
Total lease payments	$1,424
Less: interest	(23)
Present value of lease liabilities	$1,401